Income Taxes - Reconciliation of Federal Income Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Expected federal income tax expense at statutory tax rate									$ 1,498	$ 1,661	$ 1,157
Effect of nontaxable interest income									(590)	(575)	(547)
Effect of nontaxable bank owned life insurance income									(120)	(136)	(107)
Effect of QSCAB credit									(220)	(220)	(220)
State taxes on income, net of federal benefit									73	79	73
Other tax credits									(80)	(64)
Non deductible expenses									83	72	128
Total income tax expense	$ (50)	$ 122	$ 332	$ 240	$ 165	$ 263	$ 300	$ 89	$ 644	$ 817	$ 484
Effective rate									14.60%	16.70%	14.20%